Taxation (Details) ¥ in Thousands, $ in Thousands, $ in Thousands		12 Months Ended
	Apr. 01, 2018 HKD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2026 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2024 USD ($)
Taxation [Line Items]
Percentage of tax rate		4.30%	4.30%	(18.20%)
Assessable profits (in Dollars)	$ 2,000
Percentage of assessable profits	16.50%
Percentage of income tax dividend percent		25.00%	25.00%
Percentage of income tax dividends		10.00%	10.00%
Retained earnings (in Dollars)		$ (24,023)				¥ (162,998)		¥ (225,431)
Preferential tax rate		15.00%	15.00%
Statutory tax rate		25.00%	25.00%	25.00%	25.00%
Income taxes paid		$ 7,134	¥ 48,406	¥ 25,913
Chinese Mainland [Member]
Taxation [Line Items]
Income taxes paid | ¥			48,300
Outside Chinese Mainland [Member]
Taxation [Line Items]
Income taxes paid | ¥			¥ 100
PRC [Member]
Taxation [Line Items]
Percentage of tax rate		25.00%	25.00%
High and New Technology Enterprises [Member]
Taxation [Line Items]
Preferential tax rate		15.00%	15.00%
Enterprise Income Tax Law [Member]
Taxation [Line Items]
Preferential tax rate		15.00%	15.00%
Witty Digital Technology Limited [Member]
Taxation [Line Items]
Percentage of tax rate		10.00%	10.00%
Retained earnings (in Dollars)							$ 10,000		$ 5,263
Accrue Withholding Tax on Undistributed Earnings		10.00%	10.00%
Hong Kong [Member]
Taxation [Line Items]
Percentage of tax rate	8.25%				5.00%
Excess assessable profits (in Dollars)	$ 2,000
Foreign [Member] | PRC [Member]
Taxation [Line Items]
Percentage of tax rate		25.00%	25.00%